ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
ACCRUED EXPENSES
ACCRUED EXPENSES

NOTE 8 - ACCRUED EXPENSES

Accrued expenses are as follows:

	September 30,	December 31,
	2023	2022
Research contract expenses (note 12)	$684,899	$105,071
Payroll	1,426,435	788,169
Payroll taxes (note 11)	165,610	159,593
Professional fees	206,254	44,278
Other Expenses	111,001	78,594
Total	$2,594,199	$1,175,705

NOTE 9 – ACCRUED EXPENSES

Accrued expenses are as follows:

	December 31,	December 31,
	2022	2021
Research contract expenses (note 13)	$105,071	$193,537
Payroll (note 12)	788,169	557,937
Payroll taxes (note 12)	159,593	199,582
Investor Relation firm fees (note 13)	56,000	584,000
Professional fees	44,278	144,377
Other Expenses	22,594	5,976
Total	$1,175,705	$1,685,409